Income Taxes (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Taxable income tax rate	12.00%	12.00%	12.00%
Operating loss carry forwards	$ 152,200
Deferred tax assets, capital loss carry forwards	152,000
Research and development expenses	12,995	$ 27,220	$ 26,082
Deferred Income Tax Charge [Member]
Operating Loss Carryforwards [Line Items]
Research and development expenses	$ 24,000
Maltese Subsidiary [Member]
Operating Loss Carryforwards [Line Items]
Taxable income tax rate	35.00%	35.00%	35.00%
Operating loss carry forwards	$ 11,700
Israeli Subsidiary [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carry forwards	140,500
Deferred tax assets, capital loss carry forwards	$ 1,900
Israel Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Taxable income tax rate	23.00%